Notes on the Consolidated Statements of Operations and Comprehensive Loss - Reconciliation of outstanding share Options 1 (Details) - Affinitas GmbH	12 Months Ended
	Dec. 31, 2018 shares € / shares	Dec. 31, 2017 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price outstanding at January 1 | € / shares	€ 1,019	€ 1,014
Weighted average exercise price granted during the year | € / shares	0	1,091
Weighted average exercise price forfeited during the year | € / shares	0	1,091
Weighted average exercise price exercised during the year | € / shares	1,019	1,228
Weighted average exercise price outstanding at December 31 | € / shares	€ 0	€ 1,019
Number of Options Outstanding at January 1 | shares	6,166	5,454
Number of Options Granted during the year | shares	0	932
Number of Options Forfeited during the year | shares	0	(28)
Number of Options Exercised during the year | shares	(6,166)	(192)
Number of Options Outstanding at December 31 | shares	0	6,166